Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in non-cash working capital
Accounts receivable	$ 58,488	$ (44,353)
Inventories	113,388	241,496
Supplies and prepaid expenses	3,612	52,192
Accounts payable and accrued liabilities	(62,250)	(39,616)
Reclamation payments	(32,390)	(31,311)
Other	15,630	4,654
Total	$ 96,478	$ 183,062